Related Party Information	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Related Party Information

17. RELATED PARTY INFORMATION

CNH Industrial’s related parties are primarily EXOR S.p.A. and the companies that EXOR S.p.A controls or has significant influence over, including Fiat Chrysler Automobiles N.V. and its subsidiaries and affiliates (the “FCA Group”) and Ferrari N.V. and its subsidiaries and affiliates. As of September 30, 2016, EXOR S.p.A. held 41.37% of CNH Industrial’s voting power and had the ability to significantly influence the decisions submitted to a vote of CNH Industrial’s shareholders, including approval of annual dividends, the election and removal of directors, mergers or other business combinations, the acquisition or disposition of assets and issuances of equity and the incurrence of indebtedness. The percentage above has been calculated as the ratio of (i) the aggregate number of common shares and special voting shares beneficially owned by EXOR S.p.A. and (ii) the aggregate number of outstanding common shares and special voting shares of CNH Industrial as of September 30, 2016. In addition, CNH Industrial engages in transactions with its unconsolidated subsidiaries and affiliates over which CNH Industrial has a significant influence or jointly controls.

The Company’s Audit Committee reviews and evaluates all significant related party transactions.

Transactions with EXOR S.p.A. and its Subsidiaries and Affiliates

In connection with the Demerger, Fiat (now known as FCA) and Fiat Industrial entered into a Master Services Agreement (“MSA”) which sets forth the primary terms and conditions pursuant to which the service provider subsidiaries of Fiat Industrial and FCA provide services (such as purchasing, tax, accounting and other back office services, security and training) to the service receiving subsidiaries. As structured, the applicable service provider and service receiver subsidiaries become parties to the MSA through the execution of an opt-in letter that may contain additional terms and conditions. Pursuant to the MSA, service receivers are required to pay to service providers the actual cost of the services plus a negotiated margin. Companies of the FCA Group provide CNH Industrial with administrative services such as accounting, cash management, maintenance of plant and equipment, security, information systems and training under the terms and conditions of the MSA and the applicable opt-in letters.

Additionally, CNH Industrial sells engines and light commercial vehicles to and purchases engine blocks and other components from the FCA Group companies.

These transactions with the FCA Group are reflected in the Company’s condensed consolidated statements of operations as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Net sales	$197	$159	$613	$570
Cost of goods sold	$110	$101	$352	$356
Selling, general and administrative expenses	$38	$42	$112	$123

	September 30, 2016	December 31, 2015
	(in millions)
Trade receivables	$16	$14
Trade payables	$113	$136

Transactions with the Unconsolidated Subsidiaries and Affiliates

CNH Industrial sells commercial vehicles, agricultural and construction equipment, and provides technical services to unconsolidated subsidiaries and affiliates such as Iveco—Oto Melara Società consortile ARL, CNH de Mexico SA de CV, Turk Traktor ve Ziraat Makineleri A.S. and New Holland HFT Japan Inc. CNH Industrial also purchases equipment from unconsolidated subsidiaries and affiliates, such as Turk Traktor ve Ziraat Makineleri A.S. These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in millions)		(in millions)
Net sales	$151	$144	$515	$523
Cost of goods sold	$61	$133	$305	$311

	September 30, 2016	December 31, 2015
	(in millions)
Trade receivables	$105	$72
Trade payables	$97	$156

At September 30, 2016 and December 31, 2015, CNH Industrial had pledged guarantees on commitments of its joint venture for an amount of $199 million and $203 million, respectively, mainly related to Iveco—Oto Melara Società consortile ARL.